Accumulated Other Comprehensive Income (Loss) - Changes in AOCI, net of tax (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period		$ 686,616		$ 1,484,458	$ 1,484,458		$ 736,657		$ 1,520,020
OCI before reclassifications		558,557		287,646	(514,094)		916,952		(795,980)
Amounts reclassified from AOCI		(114,842)		(64,750)	(326,979)		(128,094)		(85,692)
Tax benefit (expense)		(35,774)		(2,184)	43,231		(41,057)		98,309
Net current period OCI - net of tax		407,941		220,712	(797,842)		747,801		(783,363)
Balance, net of tax, end of period		1,094,557		1,705,170	686,616		1,484,458		736,657
Cumulative adjustments recorded to value of future policy benefit reserves, amount		(17,035)		(60,356)	(170,688)		400,456		44,660
Unrealized gains (losses) on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period	[2]	803,094	[1]	1,590,114	1,590,114		822,432		1,591,210
OCI before reclassifications		575,022	[1]	254,267	(474,304)	[2]	954,326	[2]	(742,768)	[2]
Amounts reclassified from AOCI		(117,114)	[1]	(74,781)	(346,911)	[2]	(143,330)	[2]	(119,970)	[2]
Tax benefit (expense)		(34,707)	[1]	(5,805)	34,195	[2]	(43,314)	[2]	93,960	[2]
Net current period OCI - net of tax		423,201	[1]	173,681	(787,020)	[2]	767,682	[2]	(768,778)	[2]
Balance, net of tax, end of period		1,226,295	[1]	1,763,795	803,094	[1],[2]	1,590,114	[2]	822,432	[2]
Cumulative impact of net unrealized gains (losses) on future policy benefit reserve		257,400			274,400		445,100
Cumulative adjustments recorded to value of future policy benefit reserves, amount		(17,000)			(170,700)
OTTI losses recognized in AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period		(57,502)		(76,047)	(76,047)		(89,190)		(121,371)
OCI before reclassifications		0		0	0		0		0
Amounts reclassified from AOCI		2,311		9,936	18,987		14,082		32,193
Tax benefit (expense)		(44)		(78)	(442)		(939)		(12)
Net current period OCI - net of tax		2,267		9,858	18,545		13,143		32,181
Balance, net of tax, end of period		(55,235)		(66,189)	(57,502)		(76,047)		(89,190)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period		(36,503)		(11,188)	(11,188)		14,541		69,399
OCI before reclassifications		(15,416)		32,404	(33,690)		(26,497)		(62,934)
Amounts reclassified from AOCI		0		0	0		87		206
Tax benefit (expense)		(1,023)		3,699	8,375		681		7,870
Net current period OCI - net of tax		(16,439)		36,103	(25,315)		(25,729)		(54,858)
Balance, net of tax, end of period		(52,942)		24,915	(36,503)		(11,188)		14,541
Underfunded pension liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period		(24,641)		(20,789)	(20,789)		(13,239)		(20,892)
OCI before reclassifications		(1,049)		975	(6,100)		(10,877)		9,722
Amounts reclassified from AOCI		0		0	1,145		812		1,440
Tax benefit (expense)		0		0	1,103		2,515		(3,509)
Net current period OCI - net of tax		(1,049)		975	(3,852)		(7,550)		7,653
Balance, net of tax, end of period		(25,690)		(19,814)	(24,641)		(20,789)		(13,239)
Cash flow hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, beginning of period		2,168		2,368	2,368		2,113		1,674
OCI before reclassifications		0		0	0		0		0
Amounts reclassified from AOCI		(39)		95	(200)		255		439
Tax benefit (expense)		0		0	0		0		0
Net current period OCI - net of tax		(39)		95	(200)		255		439
Balance, net of tax, end of period		$ 2,129		$ 2,463	$ 2,168		$ 2,368		$ 2,113

[1]	. As of December 31, 2015, the cumulative impact of the Shadow Adjustments was $274.4 million. During the three months ended March 31, 2016, net movements of $(17.0) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $257.4 million as of March 31, 2016.
[2]	Included in these amounts is the impact of Shadow Adjustments. As of December 31, 2014, $445.1 million was recorded. During the year ended December 31, 2015, additional net impacts of $(170.7) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $274.4 million at December 31, 2015.